RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of lease liabilities [Abstract]
Lease liabilities, beginning balance	$ 97,249	$ 82,820
Additions	37,978	30,836
Interest	5,473	4,016
Payments	(31,553)	(24,999)
Acquisition of subsidiaries	6,560	3,640
Exchange and other adjustments	(4,328)	936
Lease liabilities, ending balance	111,379	97,249
Less: current portion	27,571	23,994
Non-current lease liabilities	$ 83,808	$ 73,255